UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 06/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2007 (Unaudited)

DWS Short Duration Plus Fund

	Principal Amount ($)	Value ($)

Corporate Bonds 28.2%
Consumer Discretionary 2.1%
AMC Entertainment, Inc., 8.0%, 3/1/2014	54,000	52,920
Asbury Automotive Group, Inc.:
144A, 7.625%, 3/15/2017	35,000	34,475
8.0%, 3/15/2014	20,000	20,200
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015	35,000	35,700
Cablevision Systems Corp., Series B, 9.82% *, 4/1/2009	29,000	30,305
Caesars Entertainment, Inc., 8.875%, 9/15/2008	54,000	55,485
Clear Channel Communications, Inc., 4.625%, 1/15/2008	6,000,000	5,949,120
CSC Holdings, Inc.:
7.25%, 7/15/2008	53,000	53,397

7.875%, 12/15/2007	119,000	119,744
Series B, 8.125%, 7/15/2009	10,000	10,200
Series B, 8.125%, 8/15/2009	15,000	15,300
Dex Media East LLC/Financial, 12.125%, 11/15/2012	233,000	250,766
Dollarama Group LP, 144A, 11.16% *, 8/15/2012	23,000	22,770
EchoStar DBS Corp.:
6.625%, 10/1/2014	59,000	56,345
7.125%, 2/1/2016	50,000	48,875
Foot Locker, Inc., 8.5%, 1/15/2022	10,000	10,150
Ford Motor Co., 7.45%, 7/16/2031	11,000	8,786
French Lick Resorts & Casinos, 144A, 10.75%, 4/15/2014	115,000	98,325
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011	215,000	233,544
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	50,000	49,750
Gregg Appliances, Inc., 9.0%, 2/1/2013	25,000	26,625
Group 1 Automotive, Inc., 8.25%, 8/15/2013	30,000	30,975
Hanesbrands, Inc., Series B, 8.784% *, 12/15/2014	60,000	60,900
Hertz Corp.:
8.875%, 1/1/2014	110,000	114,675
10.5%, 1/1/2016	20,000	22,100
Home Depot, Inc., 5.485% *, 12/16/2009	2,665,000	2,660,856
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	145,000	137,206
Jacobs Entertainment, Inc., 9.75%, 6/15/2014	70,000	72,712
Jarden Corp., 7.5%, 5/1/2017	40,000	39,500
Kabel Deutschland GmbH, 10.625%, 7/1/2014	80,000	87,600
Liberty Media LLC:
5.7%, 5/15/2013	25,000	23,498
8.25%, 2/1/2030	50,000	48,491
8.5%, 7/15/2029	80,000	79,894
Macy's Retail Holdings, Inc., 5.35%, 3/15/2012	1,646,000	1,617,103
Majestic Star Casino LLC, 9.5%, 10/15/2010	10,000	10,400
Mediacom Broadband LLC, 8.5%, 10/15/2015	10,000	10,050
MGM MIRAGE:
6.75%, 9/1/2012	25,000	23,875
8.375%, 2/1/2011	47,000	48,057
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	61,000	63,440
NCL Corp., 10.625%, 7/15/2014	10,000	9,650
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012	10,000	9,150
Penske Automotive Group, Inc., 7.75%, 12/15/2016	105,000	104,475
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012	75,000	78,000
PRIMEDIA, Inc., 8.875%, 5/15/2011	33,000	33,990
Quebecor World, Inc., 144A, 9.75%, 1/15/2015	25,000	25,313
Quiksilver, Inc., 6.875%, 4/15/2015	105,000	98,700
Seminole Hard Rock Entertainment, Inc., 144A, 7.86% *, 3/15/2014	55,000	55,412
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015	40,000	40,350
Sinclair Broadcast Group, Inc., 8.0%, 3/15/2012	24,000	24,720
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013	40,000	41,200
Station Casinos, Inc., 6.5%, 2/1/2014	45,000	39,825
Target Corp., 3.375%, 3/1/2008	1,500,000	1,481,271
The Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014	35,000	35,438
Time Warner Cable, Inc., 144A, 5.4%, 7/2/2012	6,482,000	6,365,480
TRW Automotive, Inc., 144A, 7.0%, 3/15/2014	25,000	23,813
Viacom, Inc., 5.75%, 4/30/2011	5,000,000	4,992,760
Vitro SAB de CV:
144A, 8.625%, 2/1/2012	25,000	25,375
144A, 9.125%, 2/1/2017	45,000	46,125

Wheeling Island Gaming, Inc., 10.125%, 12/15/2009	47,000	47,587

		25,912,748
Consumer Staples 2.7%
Alliance One International, Inc., 144A, 8.5%, 5/15/2012	15,000	15,338
Coca-Cola Enterprises, Inc., 4.375%, 9/15/2009	3,000,000	2,939,721
ConAgra Foods, Inc., 7.875%, 9/15/2010	10,000,000	10,667,390
CVS Caremark Corp.:
4.0%, 9/15/2009	4,500,000	4,355,262
5.66% *, 6/1/2010	6,000,000	6,001,200
Delhaize America, Inc.:
8.05%, 4/15/2027	45,000	46,985
9.0%, 4/15/2031	82,000	99,068
Harry & David Holdings, Inc., 10.36% *, 3/1/2012	45,000	45,450
Kraft Foods, Inc., 4.0%, 10/1/2008	4,500,000	4,414,900
Nabisco, Inc., 7.05%, 7/15/2007	1,000,000	1,000,385
Pilgrim's Pride Corp., 7.625%, 5/1/2015	15,000	14,963
Rite Aid Corp., 7.5%, 3/1/2017	50,000	48,250
Safeway, Inc., 4.8%, 7/16/2007	2,500,000	2,498,640
Smithfield Foods, Inc., 7.75%, 7/1/2017	45,000	45,000
Viskase Co., Inc., 11.5%, 6/15/2011	155,000	155,000
Wal-Mart Stores, Inc., 4.375%, 7/12/2007	1,000,000	999,832

		33,347,384
Energy 0.9%
Chaparral Energy, Inc., 8.5%, 12/1/2015	10,000	9,775
Chesapeake Energy Corp.:
6.25%, 1/15/2018	35,000	32,681
6.875%, 1/15/2016	155,000	151,512
7.75%, 1/15/2015	60,000	61,050
Cimarex Energy Co., 7.125%, 5/1/2017	40,000	39,000
Complete Production Services, Inc., 144A, 8.0%, 12/15/2016	55,000	55,550
Denbury Resources, Inc., 7.5%, 12/15/2015	25,000	24,937
Dynegy Holdings, Inc.:
6.875%, 4/1/2011	15,000	14,738
8.375%, 5/1/2016	65,000	63,537
Energy Partners Ltd., 144A, 9.75%, 4/15/2014	35,000	34,737
Enterprise Products Operating LP, 4.95%, 6/1/2010	5,000,000	4,909,880
Frontier Oil Corp., 6.625%, 10/1/2011	40,000	39,000
Mariner Energy, Inc., 8.0%, 5/15/2017	15,000	14,888
OPTI Canada, Inc., 144A, 8.25%, 12/15/2014	50,000	50,750
Pemex Project Funding Master Trust, 9.125%, 10/13/2010	3,938,000	4,331,800
Plains Exploration & Production Co., 7.0%, 3/15/2017	25,000	23,688
Quicksilver Resources, Inc., 7.125%, 4/1/2016	35,000	33,775
Reliant Energy, Inc., 7.875%, 6/15/2017	60,000	58,350
Sabine Pass LNG LP:
144A, 7.25%, 11/30/2013	100,000	99,250
144A, 7.5%, 11/30/2016	100,000	99,500
Secunda International Ltd., 13.356% *, 9/1/2012	54,000	56,025
Seitel, Inc., 144A, 9.75%, 2/15/2014	35,000	34,650
Stone Energy Corp.:
6.75%, 12/15/2014	60,000	55,200
144A, 8.106% *, 7/15/2010	135,000	135,000
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037	35,000	38,406
VeraSun Energy Corp., 144A, 9.375%, 6/1/2017	35,000	32,550
Whiting Petroleum Corp.:
7.0%, 2/1/2014	45,000	42,300
7.25%, 5/1/2012	30,000	28,500

7.25%, 5/1/2013	20,000	19,000
Williams Companies, Inc.:
8.125%, 3/15/2012	108,000	114,615
8.75%, 3/15/2032	164,000	189,830
Williams Partners LP, 7.25%, 2/1/2017	30,000	30,150

		10,924,624
Financials 16.8%
American General Finance Corp., Series J, 5.61% *, 12/15/2011	12,000,000	12,002,676
Ashton Woods USA LLC, 9.5%, 10/1/2015	110,000	101,750
Bank of New York, 5.05%, 3/3/2009	3,500,000	3,495,380
Bank One Corp., 6.0%, 8/1/2008	3,000,000	3,017,562
Bear Stearns Companies, Inc.:
2.875%, 7/2/2008	7,500,000	7,304,437
4.0%, 1/31/2008	1,500,000	1,488,561
Boeing Capital Corp., 4.75%, 8/25/2008	8,833,000	8,772,370
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014	30,000	30,000
Capital One Bank:
4.25%, 12/1/2008	4,000,000	3,936,664
5.0%, 6/15/2009	1,000,000	992,307
Caterpillar Financial Services Corp., Series F, 3.8%, 2/8/2008	2,500,000	2,475,672
CIT Group, Inc., 5.4%, 2/13/2012	9,090,000	8,914,136
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010	210,000	233,100
Countrywide Financial Corp., 5.78% *, 5/7/2012	5,000,000	5,002,575
Countrywide Home Loans, Inc., Series L, 4.0%, 3/22/2011	5,000,000	4,686,720
Discover Financial Services, 144A, 5.89% *, 6/11/2010	5,455,000	5,454,280
E*TRADE Financial Corp.:
7.375%, 9/15/2013	50,000	50,750
7.875%, 12/1/2015	40,000	41,650
8.0%, 6/15/2011	78,000	79,950
FleetBoston Financial Corp., 6.375%, 5/15/2008	2,500,000	2,518,127
Ford Motor Credit Co. LLC:
7.25%, 10/25/2011	249,000	239,646
7.375%, 10/28/2009	390,000	387,136
7.875%, 6/15/2010	130,000	129,975
8.0%, 12/15/2016	100,000	95,785
8.105% *, 1/13/2012	100,000	99,746
General Electric Capital Corp.:
3.5%, 5/1/2008	1,000,000	985,329
Series A, 4.125%, 3/4/2008	3,500,000	3,473,001
GMAC LLC:
6.875%, 9/15/2011	533,000	524,288
8.0%, 11/1/2031	230,000	235,194
Hawker Beechcraft Acquisition Co., LLC:
144A, 8.5%, 4/1/2015	65,000	67,113
144A, 8.875%, 4/1/2015 (PIK)	65,000	66,950
Hexion US Finance Corp., 9.75%, 11/15/2014	20,000	20,700
HSBC Finance Corp, 5.9%, 6/19/2012	12,000,000	12,053,232
Idearc, Inc., 8.0%, 11/15/2016	180,000	181,800
Inmarsat Finance PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012	40,000	38,150
International Lease Finance Corp., Series Q, 5.75%, 6/15/2011	6,525,000	6,552,281
iStar Financial, Inc., (REIT), 5.15%, 3/1/2012	5,000,000	4,811,485
John Deere Capital Corp., Series D, 4.375%, 3/14/2008	9,000,000	8,935,155
JPMorgan Chase & Co., Series A, 6.0%, 1/15/2009	7,000,000	7,047,418
Lehman Brothers Holdings, Inc., 7.0%, 2/1/2008	5,500,000	5,542,097
Marshall & Ilsley Bank, 4.5%, 8/25/2008	2,500,000	2,474,862
MBNA Corp., 4.625%, 9/15/2008	9,770,000	9,676,140

Merrill Lynch & Co., Inc.:
Series C, 4.831%, 10/27/2008	9,000,000	8,918,235
Series C, 5.59% *, 6/5/2012	5,000,000	4,989,425
Petroplus Finance Ltd.:
144A, 6.75%, 5/1/2014	80,000	77,000
144A, 7.0%, 5/1/2017	75,000	72,188
Popular North America, Inc., Series E, 3.875%, 10/1/2008	8,000,000	7,841,280
Realogy Corp., 144A, 12.375%, 4/15/2015	30,000	27,375
Rio Tinto Finance (USA) Ltd., 2.625%, 9/30/2008	2,850,000	2,750,871
SLM Corp., Series A, 3.95%, 8/15/2008	10,000,000	9,741,700
Textron Financial Corp., Series E, 4.125%, 3/3/2008	4,500,000	4,463,536
The Goldman Sachs Group, Inc., 5.3%, 2/14/2012	10,000,000	9,841,590
Triad Acquisition Corp., Series B, 11.125%, 5/1/2013	52,000	49,660
Universal City Development Partners, 11.75%, 4/1/2010	155,000	164,300
US Bank NA, 4.4%, 8/15/2008	4,000,000	3,944,280
Wachovia Bank NA, 4.375%, 8/15/2008	8,000,000	7,887,280
Washintgon Mutual, Inc., 5.5%, 8/24/2011	5,000,000	4,961,415
Xstrata Finance Canada Ltd., 144A, 5.5%, 11/16/2011	5,000,000	4,946,315

		204,912,600
Health Care 0.7%
Advanced Medical Optics, Inc., 144A, 7.5%, 5/1/2017	25,000	23,625
Community Health Systems, Inc., 144A, 8.875%, 7/15/2015 (d)	190,000	192,612
HCA, Inc.:
6.5%, 2/15/2016	30,000	25,388
144A, 9.125%, 11/15/2014	45,000	47,306
144A, 9.25%, 11/15/2016	15,000	15,975
Omnicare, Inc., 6.125%, 6/1/2013	20,000	18,625
Tenet Healthcare Corp., 9.25%, 2/1/2015	97,000	92,150
The Cooper Companies, Inc., 144A, 7.125%, 2/15/2015	70,000	69,300
Wyeth, 4.375%, 3/1/2008	8,500,000	8,432,748

		8,917,729
Industrials 1.3%
Aleris International, Inc., 144A, 9.0%, 12/15/2014 (PIK)	55,000	55,481
Allied Security Escrow Corp., 11.375%, 7/15/2011	19,000	19,095
Allied Waste North America, Inc., Series B, 9.25%, 9/1/2012	135,000	141,581
American Railcar Industries, Inc., 7.5%, 3/1/2014	45,000	44,775
ARAMARK Corp.:
144A, 8.5%, 2/1/2015	50,000	50,875
144A, 8.856% *, 2/1/2015	40,000	40,600
Baldor Electric Co., 8.625%, 2/15/2017	40,000	42,300
Belden, Inc., 144A, 7.0%, 3/15/2017	35,000	34,475
Bombardier, Inc.:
144A, 6.3%, 5/1/2014	110,000	104,500
144A, 6.75%, 5/1/2012	100,000	98,500
144A, 8.0%, 11/15/2014	85,000	87,975
Bristow Group, Inc., 144A, 7.5%, 9/15/2017	45,000	45,113
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	125,000	117,500
Building Materials Corporation of America, 7.75%, 8/1/2014	45,000	43,650
Cenveo Corp., 7.875%, 12/1/2013	74,000	72,520
DRS Technologies, Inc.:
6.625%, 2/1/2016	25,000	24,125
6.875%, 11/1/2013	90,000	87,300
7.625%, 2/1/2018	100,000	101,000
Esco Corp.:
144A, 8.625%, 12/15/2013	55,000	57,750

144A, 9.235% *, 12/15/2013	260,000	265,200
General Cable Corp.:
144A, 7.125%, 4/1/2017	30,000	29,700
144A, 7.725% *, 4/1/2015	45,000	45,000
General Dynamics Corp., 3.0%, 5/15/2008	1,500,000	1,469,853
Harland Clarke Holdings Corp., 144A, 9.5%, 5/15/2015	40,000	38,400
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016	130,000	110,500
8.875%, 4/1/2012	129,000	118,680
Kansas City Southern de Mexico, 9.375%, 5/1/2012	105,000	112,350
Kansas City Southern Railway:
7.5%, 6/15/2009	40,000	39,700
9.5%, 10/1/2008	188,000	194,580
Mobile Services Group, Inc., 144A, 9.75%, 8/1/2014	65,000	69,225
Navios Maritime Holdings, Inc., 144A, 9.5%, 12/15/2014	50,000	53,000
Pulte Homes, Inc., 4.875%, 7/15/2009	5,000,000	4,919,485
R.H. Donnelly, Inc., 10.875%, 12/15/2012	106,000	113,022
R.R. Donnelley & Sons Co., 5.625%, 1/15/2012	5,000,000	4,934,260
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	30,000	32,925
Raytheon Co., 6.75%, 8/15/2007	1,753,000	1,755,277
Ship Finance International Ltd., 8.5%, 12/15/2013	32,000	32,960
Terex Corp., 7.375%, 1/15/2014	25,000	25,000
The Manitowoc Co., Inc., 7.125%, 11/1/2013	20,000	20,050
Titan International, Inc., 8.0%, 1/15/2012	90,000	92,475
TransDigm, Inc., 144A, 7.75%, 7/15/2014	20,000	20,200
U.S. Concrete, Inc., 8.375%, 4/1/2014	30,000	29,925
United Rentals North America, Inc., 7.0%, 2/15/2014	60,000	58,500
Xerox Capital Trust I, 8.0%, 2/1/2027	32,000	32,852

		15,882,234
Information Technology 0.1%
Freescale Semiconductor, Inc., 144A, 8.875%, 12/15/2014	30,000	28,650
L-3 Communications Corp.:
5.875%, 1/15/2015	100,000	92,750
Series B, 6.375%, 10/15/2015	60,000	56,700
Lucent Technologies, Inc., 6.45%, 3/15/2029	208,000	180,960
MasTec, Inc., 144A, 7.625%, 2/1/2017	55,000	55,138
Sanmina-SCI Corp.:
144A, 8.11% *, 6/15/2010	20,000	20,050
8.125%, 3/1/2016	35,000	32,550
Seagate Technology HDD Holdings, 6.8%, 10/1/2016	75,000	72,000
Unisys Corp., 7.875%, 4/1/2008	175,000	175,000
Vangent, Inc., 144A, 9.625%, 2/15/2015	35,000	35,390

		749,188
Materials 0.5%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011	25,000	25,750
ARCO Chemical Co., 9.8%, 2/1/2020	335,000	363,475
Cascades, Inc., 7.25%, 2/15/2013	87,000	84,608
Chemtura Corp., 6.875%, 6/1/2016	75,000	70,875
CPG International I, Inc.:
10.5%, 7/1/2013	100,000	102,500
12.117% *, 7/1/2012	45,000	46,125
Dow Chemical Co., 5.97%, 1/15/2009	4,000,000	4,017,412
Equistar Chemical Funding LP, 10.625%, 5/1/2011	51,000	53,678
Exopack Holding Corp., 11.25%, 2/1/2014	115,000	121,325
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017	60,000	64,050

GEO Specialty Chemicals, Inc., 144A, 13.349% *, 12/31/2009 (c)	148,000	121,545
Georgia-Pacific Corp., 144A, 7.125%, 1/15/2017	25,000	24,000
Gibraltar Industries, Inc., Series B, 8.0%, 12/1/2015	40,000	39,200
Hexcel Corp., 6.75%, 2/1/2015	140,000	135,800
Huntsman LLC, 11.625%, 10/15/2010	144,000	154,800
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014	85,000	72,675
Lyondell Chemical Co.:
6.875%, 6/15/2017	140,000	135,100
10.5%, 6/1/2013	30,000	32,400
Massey Energy Co.:
6.625%, 11/15/2010	45,000	44,325
6.875%, 12/15/2013	80,000	73,300
Millar Western Forest Products Ltd., 7.75%, 11/15/2013	25,000	21,531
Momentive Performance Materials, Inc., 144A, 9.75%, 12/1/2014	50,000	50,500
Neenah Foundry Co., 9.5%, 1/1/2017	30,000	28,800
NewMarket Corp., 7.125%, 12/15/2016	80,000	77,400
Pliant Corp., 11.625%, 6/15/2009 (PIK)	5	5
Steel Dynamics, Inc., 144A, 6.75%, 4/1/2015	55,000	53,900
Terra Capital, Inc., Series B, 7.0%, 2/1/2017	10,000	9,650
The Mosaic Co., 144A, 7.375%, 12/1/2014	55,000	55,550
Witco Corp., 6.875%, 2/1/2026	55,000	45,650

		6,125,929
Telecommunication Services 1.5%
AT&T, Inc., 4.125%, 9/15/2009	1,500,000	1,458,619
Cincinnati Bell, Inc.:
7.25%, 7/15/2013	116,000	118,900
8.375%, 1/15/2014	60,000	60,600
Citizens Communications Co., 6.625%, 3/15/2015	30,000	28,500
Insight Midwest LP, 9.75%, 10/1/2009	29,000	29,217
Intelsat Bermuda Ltd.:
8.872% *, 1/15/2015	10,000	10,213
9.25%, 6/15/2016	15,000	15,938
11.25%, 6/15/2016	10,000	11,200
Intelsat Corp., 9.0%, 6/15/2016	25,000	26,188
Intelsat Subsidiary Holding Co., Ltd., 8.25%, 1/15/2013	60,000	60,900
iPCS, Inc., 144A, 7.48% *, 5/1/2013	30,000	30,037
Millicom International Cellular SA, 10.0%, 12/1/2013	50,000	54,125
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	160,000	159,931
Nortel Networks Ltd.:
144A, 9.606% *, 7/15/2011	55,000	58,506
144A, 10.125%, 7/15/2013	60,000	64,350
144A, 10.75%, 7/15/2016	40,000	44,200
Orascom Telecom Finance, 144A, 7.875%, 2/8/2014	100,000	96,710
Qwest Corp.:
7.25%, 9/15/2025	21,000	20,948
7.875%, 9/1/2011	5,000,000	5,212,500
Sprint Capital Corp., 7.625%, 1/30/2011	5,000,000	5,260,550
US Unwired, Inc., Series B, 10.0%, 6/15/2012	80,000	86,629
Verizon Maryland, Inc., Series A, 6.125%, 3/1/2012	5,000,000	5,069,070
Virgin Media Finance PLC, 8.75%, 4/15/2014	95,000	97,850
West Corp., 9.5%, 10/15/2014	45,000	46,125

		18,121,806

Utilities 1.6%
AES Corp., 144A, 8.75%, 5/15/2013	265,000	279,575
Alabama Power Co., Series CC, 3.5%, 11/15/2007	761,000	755,351
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012	266,000	283,290
CMS Energy Corp., 8.5%, 4/15/2011	161,000	171,243
Dominion Resources, Inc., 4.125%, 2/15/2008	6,500,000	6,447,070
Edison Mission Energy, 144A, 7.0%, 5/15/2017	60,000	56,550
Exelon Corp., 4.45%, 6/15/2010	5,000,000	4,833,530
Mirant Americas Generation LLC, 8.3%, 5/1/2011	30,000	30,975
Mirant North America LLC, 7.375%, 12/31/2013	40,000	40,900
NRG Energy, Inc.:
7.25%, 2/1/2014	105,000	105,262
7.375%, 2/1/2016	220,000	220,550
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	172,000	184,924
Public Service Co. of Colorado, Series 14, 4.375%, 10/1/2008	3,500,000	3,454,430
Regency Energy Partners LP, 144A, 8.375%, 12/15/2013	65,000	66,950
Sierra Pacific Resources:
6.75%, 8/15/2017	95,000	93,391
8.625%, 3/15/2014	18,000	19,320
Wisconsin Electric Power Co., 3.5%, 12/1/2007	2,000,000	1,983,672

		19,026,983

Total Corporate Bonds (Cost $346,509,484)		343,921,225
Asset Backed 19.5%
Automobile Receivables 9.2%
Aesop Funding II LLC, “A2”, Series 2003-4A, 144A, 2.86%, 8/20/2009	3,100,000	3,028,094
AmeriCredit Automobile Receivables Trust, “A3”, Series 2005-DA, 4.87%, 12/6/2010	5,838,650	5,819,084
AmeriCredit Prime Automobile Receivables, “C”, Series 2007-1, 5.43%, 2/10/2014	2,680,000	2,665,339
Capital Auto Receivables Asset Trust:
“A3A”, Series 2006-2, 4.98%, 5/15/2011	10,000,000	9,955,541
“B”, Series 2006-1, 5.26%, 10/15/2010	4,078,000	4,063,080
CPS Auto Trust, “A4”, Series 2007-B, 144A, 5.6%, 1/15/2014	10,000,000	9,997,155
Ford Credit Auto Owner Trust:
“C”, Series 2004-A, 4.19%, 7/15/2009	4,000,000	3,981,116
“A4”, Series 2006-A, 5.07%, 12/15/2010	3,917,000	3,895,767
“B”, Series 2007-A, 5.6%, 10/15/2012	5,000,000	5,016,950
GS Auto Loan Trust, “C”, Series 2006-1, 5.85%, 1/15/2014	8,402,899	8,412,892
Hertz Vehicle Financing LLC:
“A3”, Series 2004-1A, 144A, 2.85%, 5/25/2009	10,000,000	9,855,393
“A2”, Series 2005-2A, 144A, 4.93%, 2/25/2010	8,502,000	8,442,527
Hyundai Auto Receivables Trust, “D”, Series 2004-A, 4.1%, 8/15/2011	1,468,497	1,454,536
Nissan Auto Receivables Owner Trust, “A4”, Series 2006-A, 4.77%, 7/15/2011	4,564,000	4,515,430
Triad Automobile Receivables Owner Trust:
“A3”, Series 2005-B, 4.28%, 6/14/2010	3,727,335	3,702,534
“A4”, Series 2006-A, 4.88%, 4/12/2013	13,567,000	13,467,687
Volkswagen Auto Loan Enhanced Trust, “A3”, Series 2005-1, 4.8%, 7/20/2009	6,119,628	6,102,240
World Omni Auto Receivables Trust, “A3”, Series 2006-A, 5.01%, 10/15/2010	7,521,889	7,505,530

		111,880,895
Credit Card Receivables 2.9%
American Express Credit Account Master Trust, “C”, Series 2007-4, 144A, 5.58%, 12/17/2012	6,000,000	5,999,944
Bank of America Credit Card Trust, “C2”, Series 2007-C2, 5.61% *, 9/17/2012	10,000,000	10,002,403
Citibank Credit Card Issuance Trust, “B1”, Series 2005-B1, 4.4%, 9/15/2010	7,000,000	6,913,413
First USA Credit Card Master Trust, “C”, Series 1998-6, 144A, 6.16%, 4/18/2011	1,000,000	1,004,360
Providian Gateway Master Trust:
“D”, Series 2004-DA, 144A, 4.4%, 9/15/2011	7,960,000	7,935,125

“D”, Series 2004-FA, 144A, 4.45%, 11/15/2011	3,060,000	3,046,750

		34,901,995
Home Equity Loans 3.2%
Ameriquest Mortgage Securities, Inc., “A6”, Series 2003-5, 4.541%, 4/25/2033	1,809,020	1,743,472
C-Bass CBO Resecuritization, “D2”, 7.25%, 6/1/2032	1,460,068	1,441,817
Countrywide Asset-Backed Certificates, “1AF2”, Series 2005-17, 5.363%, 5/25/2036	5,435,000	5,405,825
Credit-Based Asset Servicing and Securitization, “AF2”, Series 2006-CB2, 5.501%, 12/25/2036	11,129,000	11,081,189
First Alliance Mortgage Loan Trust, “A1”, Series 1999-4, 8.02%, 3/20/2031	206,522	205,984
GMAC Mortgage Corp. Loan Trust:
“A5”, Series 2003-HE2, 4.09%, 4/25/2033	4,421,204	4,377,962
“A2”, Series 2006-HE3, 5.75%, 10/25/2036	3,500,000	3,492,996
IMC Home Equity Loan Trust, “A8”, Series 1998-3, 6.34%, 8/20/2029	448,950	447,804
Renaissance Home Equity Loan Trust, “A2”, Series 2005-4, 5.399%, 2/25/2036	2,890,964	2,880,771
Residential Asset Mortgage Products, Inc., “A5”, Series 2003-RZ4, 4.66%, 2/25/2032	3,200,000	3,153,672
Specialty Underwriting & Residential Finance, “A2B”, Series 2006-BC2, 5.573%, 2/25/2037	5,000,000	4,979,013

		39,210,505
Manufactured Housing Receivables 0.7%
Green Tree Financial Corp.:
“A4”, Series 1996-1, 6.5%, 3/15/2027	134,435	135,250
“A5”, Series 1994-1, 7.65%, 4/15/2019	1,687,595	1,743,075
“B2”, Series 1996-5, 8.45%, 7/15/2027**	5,789,742	0
Lehman ABS Manufactured Housing Contracts, “A6”, Series 2001-B, 6.467%, 8/15/2028	2,434,925	2,459,478
Vanderbilt Acquisition Loan Trust, “A3”, Series 2002-1, 5.7%, 9/7/2023	2,246,511	2,249,251
Vanderbilt Mortgage Finance:
“A3”, Series 2002-A, 5.58%, 3/7/2018	319,746	319,248
“A4”, Series 2000-D, 7.715%, 7/7/2027	1,349,587	1,400,685

		8,306,987
Miscellaneous 3.5%
CIT RV Trust:
“A5”, Series 1998-A, 6.12%, 11/15/2013	196,119	196,179
“A5”, Series 1999-A, 6.24%, 8/15/2015	3,485,283	3,485,772
E-Trade RV and Marine Trust, “A3”, Series 2004-1, 3.62%, 10/8/2018	11,556,000	11,185,301
National Collegiate Student Loan Trust:
“AIO”, Series 2006-2, Interest Only, 6.0% , 8/25/2011	17,100,000	3,649,687
“AIO”, Series 2006-3, Interest Only, 7.1% , 1/25/2012	49,886,000	13,417,738
PECO Energy Transition Trust, “A7”, Series 1999-A, 6.13%, 3/1/2009	2,000,000	2,007,950
SLM Student Loan Trust, “A6”, Series 2004-1, 144A, 3.46%, 7/25/2039	5,500,000	5,329,500
SSB RV Trust, “A5”, Series 2001-1, 6.3%, 4/15/2016	3,956,208	3,952,129

		43,224,256

Total Asset Backed (Cost $245,340,486)		237,524,638
Mortgage Backed Securities Pass-Throughs 1.3%
Federal Home Loan Mortgage Corp., 4.84% *, 10/1/2035	11,545,775	11,228,096
Government National Mortgage Association:
6.0%, 1/15/2021	3,482,196	3,503,552
9.5%, with various maturities from 12/15/2016 until 7/15/2020	2,390	2,616
11.5%, 4/15/2019	931,976	1,030,877

Total Mortgage Backed Securities Pass-Throughs (Cost $16,010,853)		15,765,141
Commercial and Non-Agency Mortgage-Backed Securities 32.7%
Banc of America Mortgage Securities:
“1A3”, Series 2002-K, 3.5%, 10/20/2032	313,286	306,731

“2A1”, Series 2005-B, 4.388% *, 3/25/2035	20,440,192	19,998,386
“A15”, Series 2006-2, 6.0%, 7/25/2036	8,302,664	8,340,090
Bear Stearns Commercial Mortgage Securities, Inc.:
“X2”, Series 2004-PWR5, Interest Only, 0.84% **, 7/11/2042	74,980,343	2,200,276
“X2”, Series 2002-TOP8, 144A, Interest Only, 2.056% **, 8/15/2038	152,383,411	8,472,822
“A1”, Series 2000-WF2, 7.11%, 10/15/2032	245,967	247,604
“A1”, Series 2000-WF1, 7.64%, 2/15/2032	17,606	17,860
CDC Commercial Mortgage Trust, “XCP”, Series 2002-FX1, 144A, Interest Only, 1.976% **, 5/15/2035	43,056,648	1,590,620
Chase Commercial Mortgage Securities Corp.:
“A2”, Series 1998-1, 6.56%, 5/18/2030	1,998,506	2,004,840
“A2”, Series 1997-2, 6.6%, 12/19/2029	1,821,091	1,818,781
Citicorp Mortgage Securities, Inc., “A1”, Series 2003-8, 5.5%, 8/25/2033	11,768,711	11,658,558
Citigroup Commercial Mortgage Trust, “XP”, Series 2004-C2, 144A, Interest Only, 0.933% **, 10/15/2041	176,447,389	5,609,157
Citigroup Mortgage Loan Trust, Inc., “1A1A”, Series 2007-AR5, 5.63% *, 4/25/2037	10,565,748	10,481,964
Commercial Mortgage Acceptance Corp.:
“A2”, Series 1998-C2, 6.03%, 9/15/2030	2,115,824	2,116,886
“A3”, Series 1998-C2, 6.04%, 9/15/2030	9,000,000	9,016,509
Countrywide Alternative Loan Trust:
“A3”, Series 2006-J2, 6.0%, 4/25/2036	9,939,317	9,949,624
“A7”, Series 2006-9T1, 6.0%, 5/25/2036	9,592,951	9,626,925
“1A4”, Series 2006-43CB, 6.0%, 2/25/2037	8,666,905	8,675,098
CS First Boston Mortgage Securities Corp.:
“2A1”, Series 2004-AR8, 4.599% *, 9/25/2034	8,879,457	8,748,081
“A3”, Series 2001-CF2, 6.238%, 2/15/2034	1,212,341	1,212,436
“A4”, Series 2001-CF2, 6.505%, 2/15/2034	8,000,000	8,216,146
Deutsche Mortgage & Asset Receiving Corp., “A2”, Series 1998-C1, 6.538%, 6/15/2031	4,562,792	4,566,330
DLJ Commercial Mortgage Corp., “A1B”, Series 1998-CG1, 6.41%, 6/10/2031	5,835,472	5,856,350
First Horizon Alternative Mortgage Securities:
“A5”, Series 2005-FA9, 5.5%, 12/25/2035	15,426,038	15,325,952
“1A1”, Series 2007-FA2, 5.5%, 4/25/2037	11,454,545	11,348,023
“1A7”, Series 2006-FA8, 6.0%, 2/25/2037	9,100,000	9,099,609
“A7”, Series 2007-FA3, 6.0%, 6/25/2037	12,145,963	12,140,480
First Horizon Mortgage Pass-Through Trust, “2A1”, Series 2005-AR4, 5.33% *, 10/25/2035	7,185,581	7,136,531
First Union-Lehman Brothers Commercial Mortgage, “A3”, Series 1997-C2, 6.65%, 11/18/2029	5,819,999	5,815,270
First Union-Lehman Brothers-Bank of America, “A2”, Series 1998-C2, 6.56%, 11/18/2035	16,791,408	16,857,069
GMAC Commercial Mortgage Securities, Inc., “A2”, Series 1998-C2, 6.42%, 5/15/2035	2,357,015	2,371,281
Greenwich Capital Commercial Funding Corp.:
“XP”, Series 2005-GG3, 144A, Interest Only, 0.786% **, 8/10/2042	398,053,503	9,449,830
“A3”, Series 2004-GG1, 4.344%, 6/10/2036	7,600,000	7,489,903
“A2”, Series 2005-GG5, 5.117%, 4/10/2037	11,400,000	11,273,405
Heller Financial Commercial Mortgage Asset Corp., “A2”, Series 1999-PH1, 6.847%, 5/15/2031	6,123,380	6,212,361
IndyMac INDX Mortgage Loan Trust, “4A1”, Series 2005-AR9, 5.242% *, 7/25/2035	3,247,900	3,223,504
JPMorgan Chase Commercial Mortgage Securities Corp.:
“A1”, Series 2004-CB9, 3.475%, 6/12/2041	5,355,295	5,226,034
“A2”, Series 2005-LDP2, 4.575%, 7/15/2042	11,400,000	11,116,914
“A2”, Series 2005-LDP3, 4.851%, 8/15/2042	6,520,000	6,398,789
LB Commercial Conduit Mortgage Trust, “A3”, Series 1998-C1, 6.48%, 2/18/2030	5,381,021	5,384,561
LB-UBS Commercial Mortgage Trust:
“XCP”, Series 2003-C7, 144A, Interest Only, 0.566% **, 7/15/2037	238,129,174	1,352,836
“XCP”, Series 2006-C6, Interest Only, 0.647% **, 9/15/2039	203,527,000	6,318,150

“XCP”, Series 2004-C6, 144A, Interest Only, 0.686% **, 8/15/2036	90,309,881	1,627,501
“XCP”, Series 2004-C7, 144A, Interest Only, 0.762% **, 10/15/2036	268,726,248	5,675,955
“XCP”, Series 2004-C8, 144A, Interest Only, 0.795% **, 12/15/2039	344,551,779	7,731,191
Merrill Lynch Mortgage Investors Trust, “A2”, Series 1998-C2, 6.39%, 2/15/2030	1,971,966	1,971,122
Morgan Stanley Capital I:
“A2”, Series 2005-T17, 4.11%, 12/13/2041	1,632,004	1,609,361
“A1”, Series 2004-T15, 4.13%, 6/13/2041	5,661,989	5,560,530
“A2”, Series 1999-WF1, 6.21%, 11/15/2031	5,684,736	5,712,819
“A2”, Series 1998-HF2, 6.48%, 11/15/2030	6,662,210	6,698,107
“A2”, Series 1998-WF2, 6.54%, 7/15/2030	3,214,001	3,225,692
Morgan Stanley Dean Witter Capital I, “A3”, Series 2001-TOP5, 6.16%, 10/15/2035	8,200,000	8,286,826
Paine Webber Mortgage Acceptance Corp., “1B2”, Series 1999-4, 144A, 6.46% *, 7/28/2024	166,279	166,279
PHHMC Mortgage Pass-Through Certificates, “A2”, Series 2006-2, 6.164% *, 7/18/2036	16,209,242	16,179,903
Prudential Home Mortgage Securities, “4B”, Series 1994-A, 144A, 6.73% *, 4/28/2024	30,984	30,866
Prudential Securities Secured Financing Corp., “A1B”, Series 1998-C1, 6.506%, 7/15/2008	6,860,104	6,869,348
Wachovia Bank Commercial Mortgage Trust, “XP”, Series 2005-C17, 144A, Interest Only, 0.263% **, 3/15/2042	713,379,251	7,608,261
Washington Mutual Mortgage Pass-Through Certificates, “A2”, Series 2005-11, 5.75%, 1/25/2036	11,315,570	11,284,370
Wells Fargo Mortgage Backed Securities Trust, “A2”, Series 2006-AR17, 5.846% *, 10/25/2036	13,985,277	14,000,898

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $407,822,029)		398,511,605
Collateralized Mortgage Obligations 3.3%
Fannie Mae Whole Loan, “3A”, Series 2004-W8, 7.5%, 6/25/2044	2,059,840	2,141,342
Federal Home Loan Mortgage Corp.:
“DG”, Series 2542, 5.5%, 5/15/2020	19,500,000	19,560,384
“BT”, Series 2448, 6.0%, 5/15/2017	8,688	8,856
“CQ”, Series 2434, 6.5%, 8/15/2023	13,521,809	13,636,171
Federal National Mortgage Association, “PD”, Series G94-10, 6.5%, 9/17/2009	990,913	993,070
Government National Mortgage Association, “C”, Series 1998-15, 6.5%, 6/20/2028	3,938,224	4,020,776

Total Collateralized Mortgage Obligations (Cost $40,644,845)		40,360,599
Government & Agency Obligations 1.7%
US Government Sponsored Agencies 1.2%
Federal Home Loan Bank, 4.125%, 10/19/2007	4,400,000	4,383,527
Federal National Mortgage Association, 3.125%, 12/15/2007	10,250,000	10,147,131

		14,530,658
US Treasury Obligations 0.5%
US Treasury Bill, 4.585% ***, 7/19/2007 (a)	400,000	399,083
US Treasury Bill, 4.61% ***, 7/19/2007 (a)	250,000	249,424
US Treasury Bill, 4.62% ***, 7/19/2007 (a)	1,000	998
US Treasury Bill, 4.79% ***, 7/19/2007 (a)	40,000	39,904
US Treasury Bill, 4.825% ***, 7/19/2007 (a)	130,000	129,686
US Treasury Bill, 4.83% ***, 7/19/2007 (a)	2,800,000	2,793,238
US Treasury Bill, 4.845% ***, 7/19/2007 (a)	2,175,000	2,169,731
US Treasury Bill, 4.845% ***, 7/19/2007 (a)	520,000	518,740

		6,300,804

Total Government & Agency Obligations (Cost $20,850,701)		20,831,462

Shares	Value ($)

Cash Equivalents 12.8%
Cash Management QP Trust, 5.34% (b) (Cost $155,492,786)	155,492,786	155,492,786
% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,232,671,184)	99.5	1,212,407,456
Other Assets and Liabilities, Net	0.5	6,540,233

Net Assets	100.0	1,218,947,689

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2007.

**	Non-income producing security. In case of a bond generally denotes that the issuer has defaulted on the payment of principal or interest.
Maturity	Principal	Acquisition
Security	Coupon	Date	Amount ($)	Cost ($)	Value ($)
Green Tree Financial Corp., "B2", Series 1996-5	8.45%	7/15/2027	5,789,742	USD	6,352,260	0

**	These securities are shown at their current rate as of June 30, 2007.
***	Annualized yield at time of purchase; not a coupon rate
(a)	At June 30, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Security has a deferred interest payment of $4,800 from April 1, 2006.
(d)	Delayed delivery

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

CDX: Credit Derivative Indexes
PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust
At June 30, 2007, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

10 Year Japan Government Bond	9/10/2007	107	114,894,056	114,721,381	(172,675)
10 Year US Treasury Note	9/19/2007	1,100	117,029,680	116,273,443	(756,237)
United Kingdom Treasury Bond	9/26/2007	262	55,604,438	54,574,674	(1,029,764)
2 Year US Treasury Note	9/28/2007	226	46,129,406	46,054,562	(74,844)
Total net unrealized depreciation	(2,033,520)

At June 30, 2007, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

10 Year Australian Treasury bond	9/17/2007	699	58,298,811	58,150,267	148,544
10 Year Canadian Government Bond	9/19/2007	222	23,310,823	23,095,086	215,737
10 Year Republic of Germany Bond	9/6/2007	776	117,403,917	116,318,131	1,085,786
5 Year US Treasury Note	9/28/2007	398	41,653,634	41,423,094	230,540
Total net unrealized appreciation					1,680,607

As of June 30, 2007, the Fund had the following open forward foreign currency exchange contracts:

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Appreciation ($)
USD	17,062,920	AUD	20,496,000	9/19/2007	274,603
USD	61,299,841	EUR	45,990,000	9/19/2007	1,111,469
USD	38,368,958	GBP	19,517,000	9/19/2007	777,263
JPY	14,249,496,000	USD	117,084,661	9/19/2007	145,187
USD	55,967,428	SGD	85,706,000	9/19/2007	378,533
Total unrealized appreciation					2,687,055

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Depreciation ($)
CAD	20,887,000	USD	19,609,905	9/19/2007	(33,541)
CHF	55,338,000	USD	44,746,503	9/19/2007	(828,222)
NOK	47,312,000	USD	7,771,992	9/19/2007	(261,883)
Total unrealized depreciation					(1,123,646)

Currency Abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	SGD	Singapore Dollar
EUR	Euro	USD	United States Dollar
GBP	British Pound

At June 30, 2007, open credit default swaps purchased was as follows:

Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Underlying Debt Obligation	Unrealized Depreciation ($)
7/13/2007 6/20/2012	11,600,000[1]	Fixed –0.75%	Dow Jones CDX High Yield	(14,213)

Counterparty:

1	Chase Securities, Inc.

Included in the portfolio are investments in mortgage or asset-backed securities which are interest in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Duration Plus Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Short Duration Plus Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 8, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        August 8, 2007